United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/14

Date of Reporting Period: Quarter ended 09/30/13

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
September 30, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—93.2%
		Alabama—2.2%
$3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	$4,030,779
8,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	8,486,240
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,187,819
925,000		Saraland, AL, GO Warrants, 4.00%, 1/1/2014	933,020
960,000		Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,006,282
2,355,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,396,660
2,470,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,625,807
2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,864,498
		TOTAL	23,531,105
		Alaska—0.2%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,298,240
		Arizona—2.4%
3,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.92% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	2,925,180
3,500,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,783,815
1,750,000		Arizona Transportation Board—Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.00%, 7/1/2021	2,066,067
3,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,110,940
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,135,750
1,000,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,027,950
1,250,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,348,275
7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COPs, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,316,846
		TOTAL	24,714,823
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	534,115
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.38% (Entergy Arkansas, Inc.), 1/1/2021	6,980,590
		TOTAL	7,514,705
		California—11.0%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,162,910
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.17% TOBs, Mandatory Tender 4/1/2024	4,961,950
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.17% TOBs, Mandatory Tender 4/1/2024	9,923,900
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	509,250
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/15/2019	14,956,370
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Dignity Health (Catholic Healthcare West)), Mandatory Tender 7/1/2014	4,134,120
15,000,000		California Municipal Finance Authority, Revenue Bonds , 0.60% TOBs (Republic Services, Inc.), Mandatory Tender 1/2/2014	15,000,000
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,033,180
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	5,058,950
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,140,000
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,372,700
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,678,795

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	$4,531,188
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.07%, 5/1/2019	4,032,240
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.22%, 5/1/2020	3,046,560
5,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2019	5,900,300
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,274,980
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,841,625
4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,571,543
1,050,000		Orange County, CA Transportation Authority, Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00% (91 Express Lanes-OCTA), 8/15/2019	1,220,898
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,070,705
2,815,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00% (United States Treasury COL), 11/1/2017	3,275,703
8,670,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	10,089,539
		TOTAL	115,787,406
		Colorado—1.5%
1,960,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	1,986,637
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,049,321
500,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2013	500,940
2,115,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2015	2,206,685
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,892,576
1,710,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.82% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	1,710,291
4,570,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.79% TOBs, Mandatory Tender 9/1/2014	4,582,933
		TOTAL	15,929,383
		Connecticut—3.7%
2,750,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2014	2,825,818
1,010,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,064,045
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,504,296
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,888,000
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,041,400
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.32%, 4/15/2020	10,247,800
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.99%, 9/15/2019	1,989,480
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.97%, 3/1/2023	1,470,540
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.02%, 3/1/2024	2,203,676
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.06%, 3/1/2025	3,895,320
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2018	2,211,909
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2019	2,094,020
		TOTAL	39,436,304
		District of Columbia—0.2%
2,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,128,820
		Florida—6.1%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00%, 6/1/2015	8,549,840
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	8,302,335
500,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2015	532,860
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	692,962
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	892,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	$2,116,960
475,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 3.00% (Tampa General Hospital), 10/1/2014	486,813
375,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 4.00% (Tampa General Hospital), 10/1/2015	398,985
600,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	685,440
630,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	721,350
525,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	598,521
1,245,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,401,882
1,300,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,447,082
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.17%, 10/1/2014	5,025,900
600,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2014	613,068
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2015	775,073
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,493,534
1,015,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2018	1,167,321
750,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2020	866,835
1,500,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2021	1,718,985
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,591,076
610,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	704,141
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2020	577,890
1,250,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2021	1,441,863
1,750,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	2,014,355
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,729,740
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,555,767
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,753,305
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,003,210
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,037,570
5,000,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	5,836,450
		TOTAL	64,733,833
		Georgia—2.6%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,860,250
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	3,996,560
600,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	621,936
950,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,014,600
3,535,000		Floyd County, GA Development Authority PCRBs (First Series 2010), 0.85% TOBs (Georgia Power Co.), Mandatory Tender 11/19/2015	3,533,162
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,485,550
7,000,000		Monroe County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	6,757,590
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,244,840
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,157,980
2,000,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,157,400
		TOTAL	27,829,868
		Hawaii—0.3%
800,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.00% (Kahala Nui), 11/15/2013	802,624
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,053,080

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	$1,096,510
500,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	550,630
		TOTAL	3,502,844
		Illinois—6.0%
3,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.82% TOBs, Mandatory Tender 6/1/2017	3,008,160
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.90% TOBs, Mandatory Tender 6/1/2018	4,018,040
3,500,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,678,780
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,090,193
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,178,200
2,000,000		Illinois Finance Authority, Gas Supply Revenue Refunding Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,024,080
6,500,000		Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 2/12/2020	7,296,770
2,500,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,643,250
5,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,584,050
5,000,000		Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,610,050
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,583,400
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,241,880
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	1,032,980
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	1,076,110
1,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,110,090
4,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,397,520
5,000,000		Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,485,500
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,424,993
2,680,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	2,991,041
		TOTAL	63,475,087
		Indiana—2.9%
2,500,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 7/28/2016	2,774,275
4,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2017	4,482,120
750,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 4.00%, 1/1/2020	826,598
1,000,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2019	1,155,870
855,000		Indiana State Finance Authority (Hospital Revenue Bonds), Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	970,528
1,290,000		Indiana State Finance Authority (Hospital Revenue Bonds), Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2018	1,475,592
1,000,000		Indiana State Finance Authority (Hospital Revenue Bonds), Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2020	1,142,580
1,270,000		Indiana State Finance Authority, Environmental Facilities Revenue Refunding Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,364,386
425,000		Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 4.00% (CWA Authority), 10/1/2014	440,406
625,000		Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2018	721,731
825,000		Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2020	964,821
1,000,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,140,230
2,500,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,862,875
900,000		Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	964,872
5,000,000		Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,660,750

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$3,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	$3,496,410
		TOTAL	30,444,044
		Iowa—0.1%
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,032,530
		Louisiana—3.3%
2,000,000		DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,043,080
4,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.61% TOBs, Mandatory Tender 5/1/2017	3,978,400
3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.69% TOBs, Mandatory Tender 5/1/2018	3,561,084
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	8,551,232
6,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,080,160
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	3,748,735
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,809,100
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,674,710
		TOTAL	34,446,501
		Maryland—0.6%
5,270,000		Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,199,575
		Massachusetts—1.5%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,113,280
1,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,119,490
3,750,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,163,850
1,875,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,021,550
2,120,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,392,272
2,130,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,130,362
2,000,000		Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,025,400
		TOTAL	15,966,204
		Michigan—2.2%
1,375,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2016	1,506,257
1,500,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	1,684,350
4,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005 A-4), 1.63% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 11/1/2019	3,770,480
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,116,280
3,000,000		Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,003,540
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,004,380
8,875,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,049,749
1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,106,970
1,170,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,298,267
		TOTAL	23,540,273
		Mississippi—1.3%
3,185,000		Mississippi Development Bank, SO Bonds (Series 2010A), 5.00% (Desoto County, MS Highway), 1/1/2014	3,222,201
560,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2018	641,939
1,000,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2019	1,154,250
470,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2017	514,852

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—continued
$400,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2018	$442,088
1,500,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2019	1,655,145
1,425,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013C), 5.00% (Madison County, MS Highway), 1/1/2019	1,644,806
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,084,030
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,685,923
		TOTAL	14,045,234
		Missouri—0.5%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power and Light Co.), 7/1/2017	3,758,378
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,106,140
		TOTAL	4,864,518
		Nebraska—0.6%
570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	596,277
570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	625,626
850,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	959,115
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	541,625
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,106,530
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	551,680
1,175,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,361,978
		TOTAL	5,742,831
		Nevada—0.6%
3,875,000		Clark County, NV Airport System, Passenger Facility Charge Revenue Refunding Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,007,331
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,483,190
		TOTAL	6,490,521
		New Jersey—5.3%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,490,550
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,728,975
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,209,900
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,325,740
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series 2013I), 1.32% (New Jersey State), 9/1/2025	9,357,100
16,520,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.77% (New Jersey State), 2/1/2016	16,786,963
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,133,430
600,000		New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	612,114
1,400,000		New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2014	1,428,252
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,144,490
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3), 0.75% TOBs, Mandatory Tender 1/1/2018	5,694,973
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,768,550
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	543,870
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,733,625
1,080,000		Newark, NJ, (Series G), 2.00% BANs, 12/11/2013	1,081,555
		TOTAL	56,040,087
		New Mexico—0.7%
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.88% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	6,898,920
565,000		Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	578,306
		TOTAL	7,477,226

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—6.8%
$2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	$2,876,900
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,025,950
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,062,080
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,247,840
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,143,530
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1C), 0.81% (MTA Transportation Revenue), 11/1/2016	2,999,910
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1D), 0.95% (MTA Transportation Revenue), 11/1/2017	1,999,900
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1G), 0.97% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	2,499,875
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1H), 0.97% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	2,499,925
3,825,000		New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,430,689
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,431,790
4,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.54%, 8/1/2021	3,993,880
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.62%, 8/1/2025	3,792,894
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,287,860
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,316,820
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,336,200
1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,506,951
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	579,205
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,164,202
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,458,880
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2018	1,488,487
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2019	1,155,330
8,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	8,767,440
3,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,136,200
2,000,000		Suffolk County, NY EDC., Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,252,360
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,883,756
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,339,100
		TOTAL	71,677,954
		North Carolina—1.7%
1,145,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,210,895
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,427,900
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,148,850
2,840,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series 2003F), 5.50%, 1/1/2014	2,877,801
1,015,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.81% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	1,005,418
2,550,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2014	2,626,857
1,245,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2015	1,332,287
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2008A), 5.25%, 1/1/2017	1,699,890
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,064,620
2,000,000		Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,134,240
		TOTAL	17,528,758
		Ohio—2.2%
1,400,000		American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,533,448

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	$2,043,160
1,800,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,012,256
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,039,393
2,000,000	Hamilton County, OH Sewer System, Improvement & Refunding Revenue Bonds (Series 2013A), 5.00%, 12/1/2017	2,317,040
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.88% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,034,640
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,024,840
795,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	893,238
2,000,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,323,060
800,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	804,728
625,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	675,831
1,720,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,807,187
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,136,680
1,000,000	Richland County, OH, 1.80% BANs, 7/24/2014	1,004,600
	TOTAL	23,650,101
	Oklahoma—2.5%
1,410,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,520,022
2,685,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	2,963,676
2,285,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,504,680
2,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,184,000
2,700,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,940,867
425,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2014	432,387
500,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2015	529,205
3,065,000	Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,414,747
3,150,000	Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,594,213
1,255,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.13% (Broken Arrow Public Schools), 9/1/2018	1,328,668
2,600,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	2,996,188
2,000,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,161,200
	TOTAL	26,569,853
	Oregon—0.3%
1,500,000	Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,611,450
900,000	Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	1,018,017
	TOTAL	2,629,467
	Pennsylvania—7.1%
3,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,443,340
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,418,287
1,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,122,850
4,000,000	Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	3,862,400

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2018	$4,814,350
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.57% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	3,956,520
3,165,000		Gainesville and Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2017	3,349,013
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	667,481
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	406,013
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	684,600
1,000,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2019	1,140,170
765,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2020	876,920
1,950,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2021	2,222,356
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.47% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2043	7,854,560
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	2,959,770
1,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,493,640
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,354,238
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,387,425
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,311,360
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,340,440
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,086,281
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,552,175
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.22%, 12/1/2019	9,992,200
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,070,190
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,309,903
		TOTAL	74,676,482
		Rhode Island—1.3%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,207,928
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	4,846,800
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,790,201
		TOTAL	13,844,929
		South Carolina—0.8%
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,139,220
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,110,420
5,000,000		Piedmont Municipal Power Agency, SC, Revenue Refunding Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,457,250
		TOTAL	8,706,890
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	836,378
		Tennessee—1.1%
1,000,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	1,055,770
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	822,495
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,727,340
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,084,796
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,475,080
2,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Refunding Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,115,500
		TOTAL	11,280,981
		Texas—7.2%
800,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 5.00%, 11/15/2020	943,784

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	$898,212
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,051,730
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	521,765
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,442,812
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed in Treasuries COL), 2/15/2016	5,516
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed in Treasuries COL), 2/15/2017	5,700
1,995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,203,936
995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,131,335
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,008,248
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,735,940
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.97% (Memorial Hermann Health System), 6/1/2022	5,554,532
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.02% (Memorial Hermann Health System), 6/1/2023	4,405,860
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.12% (Memorial Hermann Health System), 6/1/2024	5,586,365
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,111,260
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.60% (Harris County, TX Toll Road Authority), 8/15/2016	1,196,016
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.70% (Harris County, TX Toll Road Authority), 8/15/2017	1,511,864
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.71% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2016	3,749,137
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.85% (Harris County, TX Toll Road Authority), 8/15/2018	2,496,125
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,078,440
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,613,735
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,025,117
2,335,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,610,834
500,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	516,340
1,090,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,165,951
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,055,663
3,000,000		Mission, TX EDC., Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,088,200
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,249,860
1,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2014	1,042,430
2,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,215,200
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,415,000
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	617,859
2,375,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,783,571
2,600,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	2,933,268
3,105,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,590,156
1,110,000		Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,154,900
		TOTAL	75,716,661
		Utah—1.0%
1,350,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,459,269
3,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	2,999,550
5,000,000		Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,761,900
		TOTAL	10,220,719
		Virginia—1.6%
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,953,504
2,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	2,012,940

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$2,000,000		Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	$2,011,580
1,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,134,590
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,274,220
3,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.38% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	3,054,390
1,430,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,455,383
		TOTAL	16,896,607
		Washington—1.2%
1,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,639,290
1,000,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,102,800
1,000,000		Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,134,750
2,500,000		Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,520,650
2,500,000		Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,640,900
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services ), Mandatory Tender 10/1/2021	3,391,020
		TOTAL	12,429,410
		West Virginia—0.5%
5,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,125,950
		Wisconsin—0.9%
4,785,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,396,045
1,310,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,476,160
2,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,780,275
		TOTAL	9,652,480
		Wyoming—0.4%
3,650,000		Albany County, WY, PCRBs, (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	3,648,358
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $972,441,722)	982,263,940
		SHORT-TERM MUNICIPALS—9.6%[2]
		Alabama—0.3%
3,000,000		Columbia, AL IDB PCRBs, (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.090%, 10/1/2013	3,000,000
		Colorado—1.4%
14,655,000		Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 10/1/2013	14,655,000
		Georgia—1.0%
3,500,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.150%, 10/2/2013	3,500,000
7,000,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (Royal Bank of Canada, Montreal GTD)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 10/3/2013	7,000,000
		TOTAL	10,500,000
		Illinois—1.3%
5,000,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 10/3/2013	5,000,000
9,000,000		Illinois State Toll Highway Authority, (Series 2008A-1A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 10/3/2013	9,000,000
		TOTAL	14,000,000
		Maryland—0.5%
5,540,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 10/1/2013	5,540,000
		Minnesota—1.5%
16,130,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.220%, 10/1/2013	16,130,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[2]
	New York—1.5%
$9,100,000	New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 2-B) Daily VRDNs (Dexia Credit Local LIQ), 0.380%, 10/1/2013	$9,100,000
2,800,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.100%, 10/1/2013	2,800,000
3,500,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds Bank plc, London LIQ), 0.280%, 10/2/2013	3,500,000
	TOTAL	15,400,000
	Pennsylvania—0.6%
3,000,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 10/2/2013	3,000,000
3,575,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.320%, 10/2/2013	3,575,000
	TOTAL	6,575,000
	Virginia—1.5%
6,000,000	Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.270%, 10/2/2013	6,000,000
7,750,000	Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(Federal National Mortgage Association LOC), 0.080%, 10/2/2013	7,750,000
1,470,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.100%, 10/1/2013	1,470,000
	TOTAL	15,220,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	101,020,000
	TOTAL MUNICIPAL INVESTMENTS—102.8% (AT IDENTIFIED COST $1,073,461,296) [5]	1,083,283,940
	OTHER ASSETS AND LIABILITIES - NET—(2.8%)[6]	(29,301,294)
	TOTAL NET ASSETS—100%	$1,053,982,646
At September 30, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these liquid restricted securities amounted to $5,000,000, which represented 0.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2013, these liquid restricted securities amounted to $5,000,000, which represented 0.5% of total net assets.
5	At September 30, 2013, the cost of investments for federal tax purposes was $1,073,461,722. The net unrealized appreciation of investments for federal tax purposes was $9,822,218. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,143,289 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,321,071.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 25, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2013